Commitments - Capital commitments (Details) - GBP (£)	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Property, plant and equipment
Capital commitments
Capital commitments	£ 1,437,000	£ 1,240,000	£ 242,000
Other intangible assets
Capital commitments
Capital commitments	£ 472,000	£ 479,000	£ 452,000